Fixed Assets (Details) - Schedule of Investments in Photovoltaic Plants € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€) MW
Ellomay Spain – Rinconada II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	2.275
Connection to grid/Other status	June 2010
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 5,509
Rodríguez I [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	1.675
Connection to grid/Other status	November 2011
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 3,662
Rodríguez II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	2.691
Connection to grid/Other status	November 2011
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 6,631
Fuente Librilla [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	1.248
Connection to grid/Other status	June 2011
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 3,212
Talasol [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	300
Connection to grid/Other status	January 2021
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 220,061
Ellomay Solar [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	28
Connection to grid/Other status	July 2022
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 18,074
Solar Italy One [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	14.8
Connection to grid/Other status	Under construction
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 12,056
Solar Italy Two [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	4.95
Connection to grid/Other status	Under construction
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 4,069
Solar Italy Four [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	15.6
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 553
Solar Italy Five [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	87.2
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 4,535
Solar Italy Seven [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	54.77
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 1,852
Solar Italy Nine [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	8
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 464
Solar Italy Ten [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	18
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 1,071
Fairfield Solar [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	13.44
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 1,100
Mexia Solar I [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	5.6
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 808
Mexia Solar II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	5.6
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 341
Malakoff Solar I [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	6.96
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 578
Malakoff Solar II [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	6.96
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 351
Talco Solar [Member]
Schedule of Investments in Photovoltaic Plants [Line Items]
Original nominal capacity | MW	10.3
Connection to grid/Other status	Ready to Build status
Cost included in book value as at December 31, 2023 (in Euro) | €	€ 789